Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income	SFr 203.7	SFr 242.3	SFr 79.6
Net actuarial result from defined benefit plans	7.2	(1.2)	(3.4)
Taxes on net actuarial result from defined benefit plans	(1.4)	0.2	0.7
Items that will not be reclassified to income statement	5.8	(1.0)	(2.7)
Foreign currency translation effect	(54.9)	6.9	(7.0)
Taxes on foreign currency translation effect	6.5	(0.1)	0.0
Items that will be reclassified to income statement when specific conditions are met	(48.4)	6.8	(7.0)
Other comprehensive income / (loss), net of tax	(42.6)	5.8	(9.7)
Total comprehensive income	SFr 161.1	SFr 248.0	SFr 69.8